COMMITMENTS AND CONTINGENCIES - Additional information (Details) $ in Thousands	Feb. 28, 2021 USD ($)
Capital commitment | Beijing
Commitments and Contingencies	$ 306,691
Capital commitment | Jiangsu
Commitments and Contingencies	196,108
Investment commitment
Commitments and Contingencies	$ 12,895